Deferred Government Grants (Details) - Schedule of deferred government grants	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2023 USD ($)
Government grants for property, plant and equipment
Total deferred government grants	¥ 25,902,208		¥ 32,349,218	$ 3,769,404
Less: current portion	2,295,701		2,295,701	334,081
Non-current portion	23,606,507		30,053,517	$ 3,435,323
Government Grants for Property, Plant and Equipment [Member]
Government grants for property, plant and equipment
Balance at beginning of the year	22,030,690	$ 3,206,003	21,847,340
Addition			1,552,000
Recognized as income	(1,455,678)	(211,837)	(1,368,650)
Subtotal	20,575,012	2,994,166	22,030,690
Government Grants for Research and Development [Member]
Government grants for property, plant and equipment
Balance at beginning of the year	10,318,528	1,501,598	11,158,551
Addition	4,000,000	582,098
Recognized as income	(8,991,332)	(1,308,458)	(840,023)
Subtotal	¥ 5,327,196	$ 775,238	¥ 10,318,528